Financial risk factors - Credit risk (Details) - Credit risk	12 Months Ended
	Dec. 31, 2017 customer item	Dec. 31, 2016	Dec. 31, 2015
Top ten customers
Financial risk factors
Largest customers | customer	10
Total revenues	36.00%	33.00%	32.00%
Minimum
Financial risk factors
Credit rating agencies | item	2